JPMorgan Emerging Markets Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EMERGING MARKETS INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	(0.66%)	8.69%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	38.04%	(0.08%)	8.85%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	40.11%	0.68%	9.56%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	39.93%	0.49%	9.44%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	24.28%	0.65%	8.00%